Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Minimum Lease Payment under Noncancelable Operating Leases

Future minimum lease payment obligations under the Company’s noncancelable operating leases at December 31, 2018 were as follows:

Operating leasing
Year ending December 31:
2019	$2,186
2020	2,152
2021	2,071
2022	1,936
2023 and thereafter	9,276
Total	$17,621

Summary of Restricted Cash

Restricted cash at December 31, 2018 and 2017 consisted of the following:

	2018	2017
Trust accounts	$10,139	$14,015
Other restricted cash accounts	77,491	75,660
TL maintained cash balance, required under TL's credit facilities	—	10,000
Total restricted cash	$87,630	$99,675